Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from Contracts with Customers
20.	REVENUE FROM CONTRACTS WITH CUSTOMERS
Disaggregation of revenue from contracts with customers
The Group’s revenues derived from the transfer of goods and services are recognized at a point in time. Revenues are shown below based on product lines and geographical segments:

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Lines:
Sales of goods	136,372	69,105	18,516
Sales of services	7,813	2,474	1,161

Total	144,185	71,579	19,677

Geographical markets (*):
EMEA	120,619	66,872	19,656
NORAM	23,552	4,687	1
APAC	14	20	20

Total	144,185	71,579	19,677

(*)	The differences between geographical markets information and the segment disclosures in the Note 7 comes from the intercompany eliminations.
There is no individual customer exceeding 10% of total revenues during 2022, 2021 or 2020.